Business and Geographic Segment Information - Schedule of Long-lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,380,417	$ 1,361,465
Chile
Segment Reporting Information [Line Items]
Long-lived assets	387,422	367,856
Peru
Segment Reporting Information [Line Items]
Long-lived assets	327,908	299,014
Brazil
Segment Reporting Information [Line Items]
Long-lived assets	245,781	252,289
Mexico
Segment Reporting Information [Line Items]
Long-lived assets	237,109	218,531
United States
Segment Reporting Information [Line Items]
Long-lived assets	104,995	116,390
Other foreign countries
Segment Reporting Information [Line Items]
Long-lived assets	$ 77,202	$ 107,385